Consolidated Statements of Financial Position (Parenthetical) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Statement of Financial Position [Line Items]
Allowances for doubtful accounts | $	$ 6,051	$ 4,676
Ordinary share, authorized	25,000,000	25,000,000
Ordinary shares, issued	15,307,402	15,297,402
Ordinary shares, outstanding	14,728,782	14,728,782
Number of treasury shares outstanding	568,620	568,620